Nature of the business (Tables)	11 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of immaterial correction of an error
The effect of the immaterial correction of an error in our previously issued consolidated financial statements as of and for the eleven months ended December 31, 2019 is as follows:

Balance Sheet

	As of December 31, 2019
	Previously Reported	Adjustments	As Revised
	(in thousands)
Research and development tax credit receivable	$4,824	$260	$5,084
Total current assets	$79,368	$260	$79,628
Total assets	$96,419	$260	$96,679

Deferred revenue and income	$1,497	$1,118	$2,615
Total current liabilities	$12,649	$1,118	$13,767
Total liabilities	$18,324	$1,118	$19,442

Accumulated deficit	$(159,061)	$(858)	$(159,919)
Total stockholders’ equity	$78,095	$(858)	$77,237

Total liabilities and stockholders’ equity	$96,419	$260	$96,679
Statement of Operations

	Eleven Months ended December 31, 2019
	Previously Reported	Adjustments	As Revised
	(in thousands)
Other operating income	$23,730	$(858)	$22,872

Operating loss	$(27,947)	$(858)	$(28,805)

Net loss	$(28,122)	$(858)	$(28,980)

Basic earnings (loss) per share	$(0.86)	$(0.02)	$(0.88)
Diluted earnings (loss) per share	$(0.86)	$(0.02)	$(0.88)